Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
9	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Salaries, welfare and outsourcing fee payable	1,382	1,916
Accrued advertising and other expenses	647	1,596
Accrued professional service fees	820	613
Accrued rental and property management fees	71	71
Accrued staff reimbursements	5	49
Others	247	96
Total	3,172	4,341